Leases - Summary of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Amortization of right-of-use assets	$ 0	$ 108	$ 185
Interest on lease liabilities	38	27	44
Operating lease cost	370	856	984
Short-term lease cost	33	202	0
Variable lease cost	10	56	63
Total lease cost	451	1,249	1,276
Cash paid for amounts included in the measurement of lease liabilities
Payment of finance lease liability	404	97	313
Cash flow from operating activities, Operating Leases	106	871	1,126
Cash flow from operating activities, Finance Leases	38	27	44
Non-cash operating lease right-of-use asset acquired	10,347	0	2,991
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets, Finance Leases	$ 0	$ 0	$ 786